Pension and Other Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Defined Benefit Pension Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs

PLDT and certain of its subsidiaries actuarial valuation is performed every year-end. There is no significant change in the fair value of plan assets from December 31, 2022 to December 31, 2023. Based on the latest actuarial valuation, the actual present value of accrued (prepaid) benefit costs as at December 31, 2023 and 2022, and net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
		(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	15,883	22,298	28,197
Service costs	1,016	1,093	1,614
Interest costs on benefit obligation	1,065	1,173	922
Actuarial losses on obligations – experience	154	78	538
Actuarial losses on obligations – economic assumptions	2,303	(3,972)	(5,502)
Actual benefits paid/settlements	(2,848)	(102)	(3,471)
Curtailment and others	391	(4,685)	—
Present value of defined benefit obligations at end of the year	17,964	15,883	22,298
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	16,291	14,683	15,000
Actual contributions	4,507	6,359	3,614
Interest income on plan assets	1,138	983	605
Actual benefits paid/settlements	(2,510)	(5,313)	(3,471)
Return on plan assets (excluding amount included in net interest)	(4,904)	(421)	(1,065)
Fair value of plan assets at end of the year	14,522	16,291	14,683
Overfunded (unfunded) status – net	(3,442)	408	(7,615)
Accrued benefit costs	3,541	482	7,760
Prepaid benefit costs (Note 18)	99	890	145

Components of net periodic benefit costs:
Service costs	1,016	1,093	1,614
Interest costs - net	(73)	190	317
Curtailment/settlement gains and other adjustments	272	261	—
Net periodic benefit costs (Note 5)	1,215	1,544	1,931

Summary of Expected Future Settlements

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2023:

(in million pesos)
2024	238
2025	344
2026	538
2027	593
2028	1,284
2029 to 2032	12,214

Summary of Weighted Average Assumptions Used to Determine Pension Benefits

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
	(in percentage)
Rate of increase in compensation	5.7	5.7	5.7
Discount rate	6.0	7.3	5.3

Summary of Sensitivity Analysis on Defined Benefit Obligation

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2023 and 2022, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in percentage)	(in million pesos)
Discount rate	1	15,762
	(1)	(19,838)

Future salary increases	1	19,903
	(1)	(15,732)

Summary of Plan Assets

The following table sets forth the fair values, which are equal to the carrying values, of PLDT’s plan assets recognized as at December 31, 2023 and 2022:

	2023	2022
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Unquoted equity investments	9,439	13,509
Shares of stock	2,017	1,913
Corporate bonds and loans receivable	2,287	318
Mutual funds	225	7
Government securities	10	129
Total noncurrent financial assets	13,978	15,876
Current Financial Assets
Cash and cash equivalents	399	410
Receivables	42	8
Total current financial assets	441	418
Total PLDT’s Plan Assets	14,419	16,294
Subsidiaries Plan Assets	103	(3)
Total Plan Assets of Defined Benefit Pension Plans	14,522	16,291

Defined Benefit Pension Plans [Member] | Shares of Stocks [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Plan Assets	As at December 31, 2023 and 2022, this account consists of:

	2023	2022
	(in million pesos)
Common shares
PSE	1,134	1,054
PLDT	34	35
Others	489	464
Preferred shares	360	360
	2,017	1,913

Defined Benefit Pension Plans [Member] | Unlisted Equity Investments [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Plan Assets

Unquoted Equity Investments

As at December 31, 2023 and 2022, this account consists of:

	2023	2022	2023	2022
	(Percentage of Ownership)		(in million pesos)
MediaQuest	100	100	8,507	12,634
Tahanan Mutual Building and Loan Association, Inc., or TMBLA, (net of subscriptions payable of Php32 million)	100	100	672	625
BTFHI	100	100	260	250
			9,439	13,509

Defined Benefit Pension Plans [Member] | Investment Property [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Allocation of Fair Value of Plan Assets

The allocation of the fair value of the assets for the PLDT pension plan as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in percentage)
Investments in listed and unlisted equity securities	79	95
Temporary cash investments	3	2
Debt and fixed income securities	16	2
Mutual funds	2	1
	100	100

Corporate Bonds and Loans Receivable

Investment in corporate bonds includes various long-term peso and dollar denominated bonds with maturities ranging from June 2024 to June 2030 and fixed interest rates from 4.38% to 6.80% per annum.

On August 16, 2023, September 19, 2023, November 24, 2023 and December 20, 2023, the Board of Trustees of the PLDT Beneficial Trust Fund entered into 10-year loan agreements with TV5 Network Inc. with an aggregate amount of
Php2,050 million. The total amount was fully drawn by TV5 Network Inc. on the respective loan agreement dates. The applicable interest rates for the loans shall be based on the average of the One Year PHP BVAL for the three consecutive business days immediately prior to and including the interest rate setting date plus a credit margin of 125 bps per annum.

Government Securities

Investments in government securities include Retail Treasury Bonds and FXTN bearing interest rates ranging from 3.9% to 4.8% per annum. These securities are fully guaranteed by the government of the Republic of the Philippines.

Defined Contribution Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs

Smart’s and certain of its subsidiaries’ actuarial valuation is performed every year-end. There is no significant change in the fair value of plan assets from December 31, 2022 to December 31, 2023. Based on the latest actuarial valuation, the actual present value of prepaid benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
		(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	2,777	3,264	2,775
Service costs	262	262	313
Interest costs on benefit obligation	210	156	101
Actuarial gains (losses) – economic assumptions	8	(20)	(40)
Actuarial (losses) – experience	(98)	(216)	12
Actual benefits paid/settlements	(344)	(396)	—
Curtailment and others	(15)	(273)	103
Present value of defined benefit obligations at end of the year	2,800	2,777	3,264
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	3,485	4,137	3,651
Actual contributions	248	299	306
Interest income on plan assets	261	213	132
Return on plan assets (excluding amount included in net interest)	(4)	(322)	(18)
Actual benefits paid/settlements	(372)	(842)	—
Others	—	—	66
Fair value of plan assets at end of the year	3,618	3,485	4,137
Funded status – net	818	708	873
Prepaid benefit costs (Note 18)	818	708	873

Components of net periodic benefit costs:
Service costs	262	262	313
Interest costs - net	(51)	(57)	(31)
Net periodic benefit costs	211	205	282

Summary of Expected Future Settlements

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2023:

(in million pesos)
2024	85
2025	144
2026	140
2027	186
2028	254
2029 to 2033	2,069

Summary of Weighted Average Assumptions Used to Determine Pension Benefits

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
	(in percentage)
Rate of increase in compensation	5.0	5.0	5.0
Discount rate	7.3	7.3	5.0

Summary of Sensitivity Analysis on Defined Benefit Obligation

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2023 and 2022, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in percentage)	(in million pesos)
Discount rate	1	28
	(1)	(28)

Future salary increases	(1)	(28)
	1	28

Summary of Plan Assets

The following table sets forth the fair values, which are equal to the carrying values, of Smart’s plan assets recognized as at December 31, 2023 and 2022:

	2023	2022
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Domestic fixed income	2,471	2,152
International equities	723	—
Philippine foreign currency bonds	670	220
Domestic equities	613	676
International fixed income	259	222
Total noncurrent financial assets	4,736	3,270
Current Financial Assets
Cash and cash equivalents	217	1,411
Total current financial assets	217	1,411
Total plan assets	4,953	4,681
Less: Employee’s share, forfeitures and mandatory reserve account	1,342	1,196
Total Plan Assets of Defined Contribution Plans	3,611	3,485

Summary of Allocation of Fair Value of Plan Assets

The allocation of the fair value of Smart and certain of its subsidiaries pension plan assets as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in percentage)
Investments in debt and fixed income securities and others	73	86
Investments in listed and unlisted equity securities	27	14
	100	100